Pension and Postretirement Benefit Plans - Change in Benefit Obligation and Plan Assets and Amounts Recognized in Balance Sheet and AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	$ 52	$ 188
Accrued benefit cost
Current liabilities	(66)	(60)
Non-current liabilities	(4,018)	(3,520)
Qualified and Non-qualified Pension Benefits
Change in plan assets
Company contributions	380	264
United States Qualified and Non-qualified Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	15,856	16,452
Service cost	259	293	$ 241
Interest cost	575	655	676
Plan amendments	5
Actuarial (gain) loss	427	(657)
Benefit payments	(919)	(874)
Settlements, curtailments, special termination benefits and other	(1)	(13)
Benefit obligation at end of year	16,202	15,856	16,452
Change in plan assets
Fair value, beginning balance	13,966	14,643
Actual return on plan assets	779	100
Company contributions	259	113
Benefit payments	(919)	(874)
Settlements, curtailments, special termination benefits and other	(4)	(16)
Fair value, ending balance	14,081	13,966	14,643
Funded status at end of year	(2,121)	(1,890)
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	4	3
Accrued benefit cost
Current liabilities	(52)	(47)
Non-current liabilities	(2,073)	(1,846)
Ending balance	(2,121)	(1,890)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss (gain)	5,704	5,366
Prior service cost (credit)	(198)	(227)
Ending balance	5,506	5,139
Accumulated benefit obligations in excess of plan assets
Projected benefit obligation	16,202	15,856
Accumulated benefit obligation	15,149	14,834
Fair value of plan assets	14,081	13,966
Total Accumulated Benefit Obligation	15,149	14,834
International Qualified and Non-qualified Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	6,322	6,979
Acquisitions/Transfers	(5)	94
Service cost	133	154	141
Interest cost	171	206	252
Participant contributions	8	9
Foreign exchange rate changes	(472)	(589)
Plan amendments	(4)	(6)
Actuarial (gain) loss	724	(274)
Benefit payments	(245)	(232)
Settlements, curtailments, special termination benefits and other	(7)	(19)
Benefit obligation at end of year	6,625	6,322	6,979
Change in plan assets
Fair value, beginning balance	5,669	5,957
Acquisitions		8
Actual return on plan assets	512	287
Company contributions	121	151
Participant contributions	8	9
Foreign exchange rate changes	(444)	(498)
Benefit payments	(245)	(232)
Settlements, curtailments, special termination benefits and other	(4)	(13)
Fair value, ending balance	5,617	5,669	5,957
Funded status at end of year	(1,008)	(653)
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	48	185
Accrued benefit cost
Current liabilities	(10)	(10)
Non-current liabilities	(1,046)	(828)
Ending balance	(1,008)	(653)
Amounts recognized in accumulated other comprehensive income
Net transition obligation (asset)		(2)
Net actuarial loss (gain)	1,933	1,610
Prior service cost (credit)	(56)	(68)
Ending balance	1,877	1,540
Accumulated benefit obligations in excess of plan assets
Projected benefit obligation	2,590	2,382
Accumulated benefit obligation	2,351	2,149
Fair value of plan assets	1,635	1,566
Total Accumulated Benefit Obligation	6,058	5,773
Postretirement Benefits
Change in benefit obligation
Benefit obligation at beginning of year	2,216	2,462
Service cost	54	75	65
Interest cost	79	98	97
Participant contributions		14
Foreign exchange rate changes	7	(22)
Plan amendments		(211)
Actuarial (gain) loss	7	(80)
Medicare Part D Reimbursement		1
Benefit payments	(104)	(122)
Settlements, curtailments, special termination benefits and other		1
Benefit obligation at end of year	2,259	2,216	2,462
Change in plan assets
Fair value, beginning balance	1,367	1,436
Actual return on plan assets	90	36
Company contributions	3	3
Participant contributions		14
Benefit payments	(104)	(122)
Fair value, ending balance	1,356	1,367	$ 1,436
Funded status at end of year	(903)	(849)
Accrued benefit cost
Current liabilities	(4)	(3)
Non-current liabilities	(899)	(846)
Ending balance	(903)	(849)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss (gain)	761	815
Prior service cost (credit)	(214)	(270)
Ending balance	$ 547	$ 545